Share-based plans	9 Months Ended
Sep. 30, 2023
Share-based plans
Share-based plans

10.    Share-based plans

On July 31, 2023, 1,409,661 performance shares with a total fair value of €61,743 were allocated under the Fresenius Medical Care AG & Co. KGaA Long Term Incentive Plan 2022+ to members of the management boards of affiliated companies and managerial staff members. This amount will be amortized over the three-year vesting period. The weighted average fair value per performance share at the allocation date was €43.80.

On March 1, 2023, 276,587 performance shares with a total fair value of €8,896 were allocated under the Management Board Long Term Incentive Plan 2020 to the members of the Management Board and to certain former members of the Management Board. Of this number, 212,148 performance shares with a total fair value of €6,829 relate to members of the Management Board and 64,439 performance shares with a total fair value of €2,067 relate to certain former members of the Management Board. These amounts will be amortized over the three-year vesting period. The weighted average fair value per performance share at the allocation date was €32.16.